Investments in Associates and Joint Ventures - Summarized Income Statements (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statements:
Revenues	₱ 210,953	₱ 204,362	₱ 192,186
Depreciation and amortization	58,441	98,631	52,072
Interest expense	12,159	10,860	10,482
Continuing operations	9,612	2,774	7,478
Net income (loss)	26,824	10,735	26,676
Total comprehensive losses	20,079	10,478	25,897
PLDT's share	19,884	10,218	25,582
CREATE adjustment			2,546
Equity share in net earnings (losses) of associates and joint ventures	(2,806)	(3,304)	(1,101)
PG1 [Member]
Income Statements:
Revenues	53	50
Depreciation and amortization	227	107
Net income (loss)	491	117
Equity share in net earnings (losses) of associates and joint ventures	235	56
VTI, Bow Arken and Brightshare [Member]
Income Statements:
Revenues	4,344	4,033	3,772
Depreciation and amortization	1,685	1,569	1,490
Interest income	111	45	16
Continuing operations	186	178	174
Net income (loss)	132	148	157
PLDT's share	66	74	79
CREATE adjustment			892
Equity share in net earnings (losses) of associates and joint ventures	66	74	971
Satventures, Inc. [Member]
Income Statements:
Revenues	8,637	11,189	11,467
Depreciation and amortization	1,304	1,424	1,268
Interest income	(46)	(3)	2
Interest expense	281	212	219
Continuing operations	(334)	16	200
Net income (loss)	(929)	(203)	110
Equity share in net earnings (losses) of associates and joint ventures	(595)	(130)	70
MIH [Member]
Income Statements:
Revenues	8,553	7,683	5,336
Depreciation and amortization	348	182	218
Interest income	112	133	9
Continuing operations	32	2	2
Net income (loss)	(6,153)	(8,155)	(5,541)
Other comprehensive income (loss)			30
Total comprehensive losses	(6,153)	(8,155)	(5,511)
Equity share in net earnings (losses) of associates and joint ventures	₱ (2,273)	₱ (3,026)	₱ (2,237)